Summary of Significant Accounting Policies - Calculation of Net Loss and Number of Shares Used to Compute Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2018		Mar. 31, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net (loss) income	$ (5,959)		$ (7,894)	$ (6,658)		$ 7,185	$ (13,853)		$ 527		$ (19,222)	$ (45,117)
Preferred stock dividends												(527)
Net loss - diluted							$ (13,853)		$ (92)		$ (19,222)	$ (45,644)
Weighted average number of basic shares outstanding	71,303,364	[1]		916,706	[1]		72,069,390	[1]	788,512	[1]	26,705,375	14,039
Weighted average number of diluted shares outstanding	71,303,364	[1]		916,706	[1]		72,069,390	[1]	799,430	[1]	26,705,375	14,039
Basic (loss) income per common share	$ (0.08)	[1]		$ (7.26)	[1]		$ (0.19)	[1]	$ 0.67	[1]	$ (0.72)	$ (3,250)
Diluted loss per common share	$ (0.08)	[1]		$ (7.26)	[1]		$ (0.19)	[1]	$ (0.12)	[1]	$ (0.72)	$ (3,250)

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.